Trade Receivables, Net - Schedule of Trade Receivables, Net (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Trade receivables
Balance	RM (94,000)
Reversal / (addition)	94,000	(94,000)
Balance		(94,000)
Net balance	76,650,000	27,846,000	$ 17,109,375	$ 5,897,077
Third parties [Member]
Trade receivables
- Third parties	RM 76,650,000	RM 27,940,000